Share-Based Compensation (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Cost of revenues	$ 554,690	$ 518,142
Research and development	123,037	117,662
Sales and marketing	20,380	20,388
Income tax benefit	994	4,554
Restricted stock units [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Cost of revenues	56	112
Research and development	3,104	5,097
General and administrative	373	686
Sales and marketing	538	980
Total compensation from RSUs	4,071	6,875
Income tax benefit	$ 894	$ 1,525